Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended
	Apr. 30, 2019	Mar. 30, 2019	Sep. 30, 2019
Options, Outstanding
Number of shares, Granted	1,426,875	1,426,875
Weighted-average exercise price, Outstanding
Weighted-average exercise price, Granted	$ 2.936	$ 2.936
Share-based Payment Award, Options, Additional Disclosures
Outstanding as of September 30, 2019	4 years	4 years
Stock Options
Options, Outstanding
Number of shares, Outstanding, Beginning balance
Number of shares, Granted			3,206,812
Number of shares, Exercised			0
Number of shares, Canceled and forfeited			0
Number of shares, Outstanding, Ending balance			3,206,812
Vested and exercisable as of September 30, 2019			1,465
Weighted-average exercise price, Outstanding
Weighted-average exercise price, Outstanding, Beginning balance
Weighted-average exercise price, Granted			$ 4.98
Weighted-average exercise price, Exercised			0
Weighted-average exercise price, Canceled and forfeited			0
Weighted-average exercise price, Outstanding, Ending balance			4.98
Weighted-average exercise price, Vested and exercisable			$ 2.94
Share-based Payment Award, Options, Additional Disclosures
Granted			9 years 7 months 6 days
Outstanding as of September 30, 2019			9 years 7 months 6 days
Vested and exercisable as of September 30, 2019			9 years 6 months
Aggregate intrinsic value, Outstanding			$ 16,292
Aggregate intrinsic value, Vested and exercisable			$ 10